Shareholders Equity	12 Months Ended
Jun. 30, 2022
Shareholders' Equity

19. Shareholders’ Equity

Share capital and share premium

The Group's share capital is represented by common shares with a nominal value of 1 peso per share and one vote each.

On February 17, 2021, the Company announced the launch of its public offering of shares for up to 90 million shares (or the equivalent of 9 million ADS) and 90,000,000 options to subscribe for new common shares, to registered holders as of February 19, 2021. Each common share entities its holder to subscribe for 0.1794105273 new common shares and to receive, free of charge, for each new common share that it purchases pursuant to this offering, one warrant to purchase one additional common share. The final subscription price for the new shares was ARS 70.31 or USD 0.472 and for the new ADS it was USD 4.72. The new registered shares, with a nominal value of ARS 1 (one peso) each and with the right to one vote per share, give the right to receive dividends on the same terms as the current shares in circulation.

On March 5, 2021, having concluded the period to exercise the pre-emptive subscription right, the Company's shareholders have subscribed under the pre-emptive right the amount of 87,264,898 new shares, that is, 97% of the shares offered. , and have requested through the right to accrue 26,017,220 additional new shares, for which 2,735,102 new shares were issued, thus completing the issuance of all 90,000,000 new shares (or their equivalent in ADSs ) offered.

Likewise, 90,000,000 warrants were issued that will empower holders through their exercise to acquire up to 90,000,000 new shares. The exercise price of the options is USD 0.566. The options may be exercised quarterly from the 90th day of their issuance on the 17th to the 25th (inclusive) of the months of February, May, September and November of each year (provided that said dates are business days in the city. of New York and in the Autonomous City of Buenos Aires) until maturity 5 years from the date of issue. These options have been considered as equity instruments.

The Company received all the funds in the amount of ARS 7,612 (net of ARS 107 for issuance expenses) and issued the new shares, increasing the capital stock to 591,642,804 million.

Inflation adjustment of share capital

The inflation adjustment related to share capital is allocated to an inflation adjustment reserve that forms part of shareholders' equity. The balance of this reserve could be applied only towards the issuance of common stock to shareholders of the Company

Treasury shares

On December 5, 2018, the Board of Directors of Cresud approved the repurchase of shares issued by the Company and established the terms and conditions for the acquisition of treasury shares, under the terms of Article 64 of Law No. 26,831 and the CNV rules, for up to a maximum amount of ARS 429 million and up to 10% of the share capital in the form of common shares or American Depositary Shares (“ADS”) representative of 10 shares each, up to daily limit of up to 25% of the average volume of daily transactions that the Company's shares have experienced, jointly in the listed markets, during the previous 90 business days, and at a maximum price of up to USD 15.50 per ADS and up to a maximum value in pesos equivalent to the maximum price per ADS divided by 10 and multiplied by the value of the exchange rate of the National Bank of at each period. Also, on March 1, 2019, the Board of Directors of Cresud approved the extension of the repurchase term for a period of 30 days in addition to the timely approved.

On March 13, 2019, the above mention plan was completed and the Company acquired the equivalent of 6,394,009 common shares representing 99.97% of the approved program and 1.27% of Cresud's share capital, which correspond to 1,095,009 common shares for a total of ARS 74 and 529,900 ADRs (representing 5,299,000 common shares) for a total of USD 6.5 (equivalent to ARS 354).

On March 14, 2019, the Board of Directors of Cresud approved a new repurchase of shares by the Company and established the terms and conditions for the acquisition of treasury shares by the Company, under the terms of Article 64 of the Law No. 26,831 and the CNV rules, for up to a maximum amount of ARS 429 million and up to 10% of the share capital in the form of common shares or ADS, up to a daily limit of up to 25% of the average volume of transactions daily that have experienced the shares of the Company, jointly in the markets that it quotes, during the previous 90 business days, and to a maximum of up to USD 15.50 per ADS and up to a maximum value in pesos equivalent to the maximum price per ADS divided by 10 and multiplied by the value of the exchange rate of the National Bank of at each period. The repurchase period was set in up to 90 days, beginning the day following the date of publication of the information in the Daily Bulletin of the Buenos Aires Stock Exchange.

On June 26, 2019, the repurchase plan was completed, and the Company acquired the equivalent of 6,712,465 common shares representing 99.96% of the approved program and 1.34% of Cresud's share capital which correspond to 3,824,035 common shares for a total of ARS 244 and 288,843 ADRs (representative of 2,888,430 common shares) for a total of USD 2.9 (equivalent to ARS 184).

During the fiscal year ended June 30, 2019, the Company acquired 3,211,786 common shares (NPV $ 1 per share) for a total of ARS 198.36 and 1,433,874 ADRs (representing 14,338,740 common shares) in various transactions. for a total of USD 27.19 (equivalent to ARS 892.12), completing the terms and conditions of the own share buy-back plan. As of the date of issuance of these financial statements, no deadline has been established for the sale of the acquired shares.

Warrants

Common stock purchase options (warrants), issued by IRSA with common shares during the fiscal year and treated as equity instruments, are recorded as a separate component of the equity and are measured at cost; represented by fair value on the issue date using the Black-Scholes pricing model, which incorporates certain inputs assumptions, including shares price and volatility, risk-free interest rate, and warrant maturity.

At the time of the exercise of the warrants by the holders, the warrants are transferred to share capital for the nominal value of the issued shares and the difference with the product is recognized in the share premium.

 Legal reserve

According to Law N° 19,550, 5% of the profit of the year is destinated to constitute a legal reserve until it reaches the legal capped amounts (20% of total capital). This legal reserve is not available for dividend distribution and can only be released to absorb losses. The Group has not reached the legal limit of this reserve.

Special reserve

The CNV, through General Ruling N° 562/9 and 576/10, has provided for the application of Technical Resolutions N° 26 and 29 of the FACPCE, which adopt the IFRS, IASB for companies subject to the public offering regime ruled by Law 17,811, due to the listing of their shares or corporate notes, and for entities that have applied for authorization to be listed under the mentioned regime. The Group has applied IFRS, as issued by the IASB, for the first time in the year beginning July 1, 2012, with the transition date being July 1, 2011. Pursuant to CNV General Ruling N° 609/12, the Company set up a special reserve, to reflect the positive difference between the balance at the beginning of retained earnings disclosed in the first Financial Statements prepared according to IFRS and the balance at closing of retained earnings disclosed in the last Financial Statements prepared in accordance with previously effective accounting standards. The reserve recorded in due course amounted to ARS 993, which as of June 30, 2018 were fully used to absorb the negative balances in the retained earnings account. During fiscal year ended June 30, 2018, the Company’s Board of Directors decided to change the accounting policy of investment property from the cost method to the fair value method, as allowed by IAS 40.

For this reason, as of the transition date, figures have been modified and, hence, the special reserve as set forth by General Ruling CNV N° 609/12 has been increased to ARS 10,859, which may only be reversed to be capitalized or to absorb potential negative balances under retained earnings. The amount as of June 30, 2022 is zero.

Dividends

During the year ended June 30, 2022, 2021 and 2020 there was no dividend distribution.

Distribution of treasury shares

In accordance with the resolutions Shareholders' Meeting held on October 30, 2019 and the provisions of the Board of Directors of Cresud on the same day, the distribution of treasury stock of the Company duly acquired by a company took place on November 13, 2019. The number of shares distributed was 13,000,000, which constitutes 0.026 shares per common share and 0.26 per ADS, and a percentage of 2.59% of the capital of ARS 502 and 2.66% of the net capital which exclude treasury shares of ARS 499. During the fiscal year ended June 30, 2022, no treasury shares were distributed in the portfolio.

Additional paid-in capital from treasury shares

When the treasury shares are sold, the difference between the net realization value of the treasury shares sold and their acquisition cost will be allocated, both in the case of positive or negative results, to an account of non-capitalized contributions. of the owners that will be denominated " Additional paid-in capital from treasury shares".